STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Stock Options Tables Abstract
Weighted average exercise price, and the weighted average remaining contractual life

	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding December 31, 2016	5,660,000	1.74	8.37
Expired	-	-	-
Granted	50,000	2.93	9.03
Outstanding December 31, 2017	5,710,000	$1.75	7.39
Granted	30,000	3.43	3.59
Outstanding December 31, 2018	5,740,000	$1.76	6.37
Expired	(10,000)	3.43	-
Not vested
Granted	360,000	2.08	9.26
Outstanding December 31, 2019	6,090,000	$1.78	5.61
Options exercisable	6,090,000	$1.78	5.61

Fair value of the options granted

Description	2019	2018	2017
Share price	$2.08	$2.59~$3.39	$2.93
Exercise price	$2.08	$3.43	$2.93
Risk-free interest rate	2.48%	2.74%~2.78%	2.38%
Expected volatility	105.36%	149.99%~150.43%	108.14%
Expected option life in years	10Yrs.	4Yrs.	10Yrs.
Expected dividend yield	-	-	-